CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid in capital USD ($)	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated Deficits USD ($)	Accumulated Deficits CNY (¥)	Class B ordinary shares shares	USD ($) shares	CNY (¥) shares
Balance at beginning of the year at Dec. 31, 2016		¥ 56		¥ 21,531		¥ 24,580		¥ (472,445)			¥ (426,278)
Balance (in shares) at Dec. 31, 2016 | shares	1,815,200,000	1,815,200,000
Changes in equity
Net loss								(525,115)			(525,115)
Foreign currency translation difference						(47,681)					(47,681)
Repurchase and cancellation of Class B ordinary shares		¥ (2)		2				(32,677)			(32,677)
Repurchase and cancellation of Class B ordinary shares (in shares) | shares	(56,430,180)	(56,430,180)
Contribution from a holder of convertible preferred shares				26,413							26,413
Share-based compensation				13,380							13,380
Balance at end of the year at Dec. 31, 2017		¥ 54		61,326		(23,101)		(1,030,237)			¥ (991,958)
Balance (in shares) at Dec. 31, 2017 | shares	1,758,769,820	1,758,769,820								1,758,769,820	1,758,769,820
Changes in equity
Net loss								(10,217,125)			¥ (10,217,125)
Foreign currency translation difference						1,058,884					1,058,884
Deemed distribution to certain holders of convertible preferred shares								(80,496)			¥ (80,496)
Conversion of convertible preferred shares to ordinary shares (in shares) | shares										2,075,502,060	2,075,502,060
Initial public offering		¥ 13		11,523,618							¥ 11,523,631
Initial public offering (in shares) | shares										366,943,308	366,943,308
Contribution from a holder of convertible preferred shares		67		10,950,438							¥ 10,950,505
Share-based compensation		8		6,579,145							¥ 6,579,153
Share-based compensation (in shares) | shares										254,473,500	254,473,500
Balance at end of the year at Dec. 31, 2018		¥ 142		29,114,527		1,035,783		(11,327,858)			¥ 18,822,594
Balance (in shares) at Dec. 31, 2018 | shares	4,455,688,688	4,455,688,688							2,074,447,700	4,455,688,688	4,455,688,688
Changes in equity
Net loss								(6,967,603)		$ (1,000,834)	¥ (6,967,603)
Foreign currency translation difference						412,447				$ 59,244	412,447
Initial public offering		¥ 6		7,993,822							7,993,828
Initial public offering (in shares) | shares	193,740,000	193,740,000
Equity component of convertible bonds				1,827,894							¥ 1,827,894
Shares issued to depository bank | shares	600,000	600,000								600,000	600,000
Restricted share units vested | shares	(567,636)	(567,636)
Settlement of share-based compensation with shares held by depository bank | shares	(567,636)	(567,636)
Share-based compensation				2,557,706							¥ 2,557,706
Balance at end of the year at Dec. 31, 2019	$ 21	¥ 148	$ 5,960,233	¥ 41,493,949	$ 208,025	¥ 1,448,230	$ (2,627,979)	¥ (18,295,461)		$ 3,540,300	¥ 24,646,866
Balance (in shares) at Dec. 31, 2019 | shares	4,650,028,688	4,650,028,688							2,074,447,700